ACQUISITIONS - Assets acquired and liabilities assumed (Details) € in Thousands, $ in Thousands	Aug. 30, 2024 CAD ($)	Aug. 30, 2024 EUR (€)	Jul. 24, 2024 CAD ($)
Paxiom Group
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 146,438
Less: cash acquired			(9,923)
Consideration transferred, acquisition-date fair value			136,515
Purchase price allocation
Cash			9,923
Other current assets			18,945
Property, plant and equipment			1,588
Right-of-use assets			11,562
Technology			10,200
Customer relationships			44,700
Other			1,694
Brands			12,200
Current liabilities			(17,745)
Other long-term liabilities			(10,438)
Deferred tax liability			(15,160)
Net identifiable assets			67,469
Residual purchase price allocated to goodwill			78,969
Purchase consideration			$ 146,438
Heidolph Instruments GmbH & Co.
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 45,064	€ 30,252
Less: cash acquired	(2,190)
Consideration transferred, acquisition-date fair value	42,874
Purchase price allocation
Cash	2,190
Other current assets	17,645
Property, plant and equipment	18,014
Right-of-use assets	3,204
Customer relationships	1,564
Other	297
Brands	5,213
Current liabilities	(9,093)
Other long-term liabilities	(3,204)
Net identifiable assets	35,830
Residual purchase price allocated to goodwill	9,234
Purchase consideration	$ 45,064